Shareholder Fees - LS Opportunity Fund - LS Opportunity Fund - Institutional Class	Oct. 01, 2026 USD ($)
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Redemption Fee	$ (15.00)